Note 56	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of subsequent events [Text Block]	Subsequent events
On January 18, 2024, a press release from the Constitutional Court of Spain was published announcing the unanimous decision of the Plenary Session of this jurisdictional body declaring unconstitutional certain measures related to Corporate Income Tax introduced by the Royal Decree-Law 3/2016. On January 29, 2024, this ruling was published on the website of the Constitutional Court, and on February 20, 2024, in the Official State Gazette (BOE).
The effects of this ruling will depend on the resolution of each of the claims filed in relation to the affected financial years, so the calculation of its impact, both with regard to the quantification of the amounts affected, as well as regarding their timing, will depend on said execution process. It is expected that the impacts of the different execution processes could have a positive aggregate impact on the Group's total equity, allowing an acceleration in the use of tax credits and a possible recovery of cash from taxes paid in previous years, all subject to the decisions that, with respect to each financial year and as part of the execution process, the Group may adopt in this regard and without, in any case, said impact expected to exceed approximately 0.4% of the Group's total equity in the aggregate.
On January 30, 2024, it was announced that a cash distribution in the amount of €0.39 gross per share to be paid in April as a final dividend for the year 2023 and the execution of a share buyback program of BBVA for an amount of €781 million were planned to be proposed to the corresponding corporate bodies for consideration as ordinary remuneration to shareholders for 2023, subject to obtaining the corresponding regulatory authorizations and the communication of the specific terms and conditions of the program before its execution. On March 1, 2024, after receiving the required authorization from the ECB, BBVA announced through an Inside Information notice the execution of such buyback program for the repurchase of own shares in accordance with the Regulations, aimed at reducing BBVA’s share capital by a maximum monetary amount of €781 million. The program will be executed externally through Citigroup Global Markets Europe AG, starting on March 4, 2024. (See Note 4).
From January 1, 2024 to the date of preparation of these Consolidated Financial Statements, no other subsequent events not mentioned above in these financial statements have taken place that could significantly affect the Group’s earnings or its equity position.